Annual Fund Operating Expenses - DWSMoneyMarketFund - DWS Money Market Prime Series - DWS Money Market Fund	Dec. 01, 2021
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.56%